RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amounts due from and due to related parties is presented as follows:

		As of December 31,
		2025	2024
Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,874	$31,624
S T MENG PTE. LTD. (“S T Meng”)	Due from related party	45,767	—
		77,641	31,624

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$343,529	$68,026
Ms. Ho Ling Honnus Cheung (“Ms. Cheung”)	Due to director	23,762	25,111
Mr. Liqian Liao (“Mr. Liao”)	Due to director	23,762	25,111
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	25,054	25,111
Mr. Toh Eng Yong Julius (“Mr. Toh”)	Due to director	659	—
Mr. Tang Kaidi (“Mr. Tang”)	Due to director	659	—
Ours Media Hong Kong Limited (“Ours Media HK”)	Due to related party	85,053	184,948
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan from related party	1,232,182	1,162,920
		$1,734,660	$1,491,227

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	For the years ended December 31,
	2025	2024	2023
Revenue from related parties	$221	$30,565	$36,110
Cost of revenue to related party	$—	769	—
Rental expenses paid to related parties	$107,756	$97,675	$87,401
Loan interest expenses paid to related parties	$71,758	$71,899	$71,111